QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)	12 Months Ended
Jun. 24, 2015
Quarterly Financial Information Disclosure [Abstract]
QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)

QUARTERLY RESULTS OF OPERATIONS (UNAUDITED)
The following table summarizes the unaudited consolidated quarterly results of operations for fiscal 2015 and 2014 (in thousands, except per share amounts):

	Fiscal Year 2015 Quarters Ended
	Sept. 24	Dec. 24	March 25	June 24
Revenues	$711,018	$742,898	$784,215	$764,147
Income before provision for income taxes	$47,814	$58,744	$96,316	$81,403
Net income	$32,738	$41,306	$65,427	$57,223
Basic net income per share	$0.51	$0.65	$1.04	$0.94
Diluted net income per share	$0.49	$0.64	$1.02	$0.92
Basic weighted average shares outstanding	64,668	63,590	62,891	61,132
Diluted weighted average shares outstanding	66,263	64,963	64,091	62,294

	Fiscal Year 2014 Quarters Ended
	Sept. 25	Dec. 25	March 26	June 25
Revenues	$684,660	$705,662	$759,293	$759,880
Income before provision for income taxes	$42,582	$57,713	$80,815	$35,178
Net income	$29,212	$39,744	$56,263	$28,820
Basic net income per share	$0.44	$0.59	$0.85	$0.44
Diluted net income per share	$0.42	$0.58	$0.82	$0.43
Basic weighted average shares outstanding	66,693	66,811	66,479	65,009
Diluted weighted average shares outstanding	68,802	68,628	68,342	66,824

Net income for fiscal 2015 included a net gain of $2.8 million related to litigation which included antitrust litigation settlement proceeds of $8.6 million, partially offset by a charge of $5.8 million to adjust our previous reserve estimate of final settlement amounts related to various litigation matters. We recorded a charge of $1.1 million in the fourth quarter of fiscal 2015 for acquisition costs incurred prior to completing the acquisition of a franchisee which owns 103 Chili's restaurants. Long-lived asset impairment of $0.7 million and $1.5 million were recorded in the second and fourth quarters, respectively. Additionally, net income included lease termination charges of $0.9 million, $0.5 million and $0.5 million in the first, second and fourth quarters of fiscal 2015 related to restaurants closed in the current year. Severance charges of $0.3 million and $0.9 million were incurred in the second and fourth quarters of fiscal 2015.
Net income for fiscal 2014 included a $39.5 million charge in the fourth quarter to establish reserves for the potential settlement of various litigation matters. Long-lived asset impairments of $1.3 million and $3.2 million were recorded in the second and fourth quarters, respectively. Additionally, net income included lease termination charges of $0.2 million, $0.2 million, $0.9 million and $0.6 million in the four quarters of fiscal 2014 related to restaurants closed in the current year and adjustments for prior year closures. Severance charges of $0.2 million, $0.2 million, $0.7 million and $1.0 million were incurred in the four quarters of fiscal 2014.